Financial Instruments and Risk Management - Summary of Maximum Credit Risk Exposure of Financial Assets (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 21,141	£ 18,872	£ 20,748
Derivative Financial Assets [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,509	2,246	1,639
Investments [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	16,578	13,346	15,236
Trade and Other Receivables [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	2,533	2,754	2,884
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 521	£ 526	£ 989